Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Equity Awards

From time to time, we grant equity awards, including stock options, to our employees, including our named executive officers.  Historically, we have typically granted new-hire option awards on a new hire's employment start date.  Also, non-employee directors have historically received annual equity awards during or about the first month of each calendar year, pursuant to our non-employee director compensation policy.  We do not otherwise maintain any written policies on the timing of our equity awards.  Our compensation committee considers whether there is any material nonpublic information ("MNPI") about our company when determining the timing of equity awards and does not seek to time the grant of equity awards in relation to our public disclosure of MNPI.  We have not timed the release of MNPI for the purpose of affecting the value of executive compensation. During the year ended December 31, 2025, we did not grant any stock option or other equity awards to our named executive officers.

In April 2025, the compensation committee approved the modification of nonqualified options held by our named executive officers in order to extend the expiration date of the options from January 11, 2026 to January 11, 2031.  The modified options include 8,000,000 options awarded to the CEO and 1,000,000 options awarded to the CFO on January 11, 2021, with exercise prices of $0.54 per share and an original term of five years.  The options were fully vested as of the modification date and the Company recorded a one-time charge to share-based compensation of approximately $1.9 million in connection with the modification of these awards.  The extension of the expiration date is the only modification made to these awards and no additional securities were issued.

In April 2026, the compensation committee approved the modification of nonqualified options held by our named executive officers in order to extend the expiration date of the options from August 7, 2026 to August 7, 2029.  The modified options include 2,660,000 options awarded to the CEO and 870,550 options awarded to the CFO on August 7, 2019, with exercise prices of $0.171 per share and an original term of seven years.  The options were fully vested as of the modification date and the Company recorded a one-time charge to share-based compensation of approximately $0.4 million in connection with the modification of these awards.  The extension of the expiration date is the only modification made to these awards and no additional securities were issued.

Award Timing Method	From time to time, we grant equity awards, including stock options, to our employees, including our named executive officers. Historically, we have typically granted new-hire option awards on a new hire's employment start date. Also, non-employee directors have historically received annual equity awards during or about the first month of each calendar year, pursuant to our non-employee director compensation policy. We do not otherwise maintain any written policies on the timing of our equity awards. Our compensation committee considers whether there is any material nonpublic information ("MNPI") about our company when determining the timing of equity awards and does not seek to time the grant of equity awards in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation. During the year ended December 31, 2025, we did not grant any stock option or other equity awards to our named executive officers.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false